Related Party Transactions and Licensing / Research Agreements:	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
  Note 6 – Related Party Transactions and Licensing / Research Agreements:

Two directors of the Company, James Gottlieb and William Singer, are also directors of BRNI. Mr. Singer is the president of BRNI. BRNI is a stockholder of a corporation, Neuroscience Research Ventures, Inc. (“NRVI”), which owned 31.1% of the Company's outstanding common stock as of September 30, 2015.

Effective October 31, 2012, Neurotrope BioScience executed a Technology License and Services Agreement with BRNI, a related party, and NRV II, LLC, another affiliate of BRNI (the “TLSA”), which was previously amended by Amendment No. 1 to the TLSA as of August 21, 2013. As of February 4, 2015, the parties entered into an Amended and Restated Technology License and Services Agreement (the “BRNI License Agreement”). The BRNI License Agreement further amended and restated the TLSA, as amended. Under the terms of the BRNI License Agreement, BRNI provides research services and granted Neurotrope BioScience the exclusive and nontransferable license right to certain patent and intellectual property which became effective upon the Neurotrope BioScience’s completion of a Series A Preferred Stock financing generating net proceeds to Neurotrope BioScience of at least $8,000,000 on February 28, 2013. The BRNI License Agreement terminates on the later of the date (a) the last of the licensed patent expires, is abandoned, or is declared unenforceable or invalid or (b) the last of the intellectual property enters the public domain.

After the initial Series A Preferred Stock financing, the BRNI License Agreement requires Neurotrope BioScience to enter into scope of work agreements with BRNI as the preferred service provider, for any research and development services or other related scientific assistance and support services. Neurotrope BioScience is not permitted to engage any other person other than BRNI to perform research or development services or other related scientific assistance without prior written consent of BRNI, except under certain circumstances. BRNI and Neurotrope may agree to have a third party provide services identical or similar to such services to Neurotrope in the case where BRNI is demonstrably unable to do so or such third party is demonstrably in a superior position to do so.

In addition, the BRNI License Agreement requires the Company to pay BRNI a “Fixed Research Fee,” commencing the date that the Company completes a Series B Preferred Stock financing resulting in net proceeds of at least $25,000,000 (the “Series B Financing”). The fixed research fee is (a) a pro-rata amount of $1,000,000 in the year the Company completes such financing (b) $1,000,000 per year for five calendar years subsequent to such financing and (c) an annual fixed research fee in an amount to be negotiated and agreed upon no later than 90 days prior to the end of the fifth calendar year following the completion of such financing to be paid with respect to each remaining calendar year during the term of the BRNI License Agreement. The Company has not yet completed a Series B Financing (see Note 9) and, accordingly, no such fees are due.

The BRNI License Agreement also requires the payment of royalties ranging between 2% and 5% of the Company’s revenues generated from the licensed patents and other intellectual property, dependent upon the percentage ownership that NRVI holds in the Company. Under the BRNI License Agreement, the Company is required to prepay royalty fees at a rate of 5% of all investor funds raised in the Series A or Series B Preferred Stock financings or any subsequent rounds of financing prior to a public offering, less commissions.

Pursuant to the BRNI License Agreement, on February 4, 2015, Neurotrope BioScience and BRNI entered into a new Statement of Work and Account Satisfaction Agreement, or the February 2015 SOW. The February 2015 SOW is effective as of October 1, 2014 and ended on September 30, 2015.

Pursuant to the February 2015 SOW, Neurotrope BioScience agreed to pay BRNI $2,400,000 in service fees and other amounts payable at a rate of $200,000 per month for each month from October 1, 2014 through September 30, 2015. The parties agreed that the first $600,000 of payments satisfy certain outstanding amounts owed to BRNI. Of this $600,000, $400,000 was paid in 2014, and the remaining $200,000 was paid in 2015. Neurotrope BioScience also agreed to pay BRNI $20,000, in quarterly payments of $5,000 each, during the twelve months from the date of the SOW in exchange for advising and consulting services by BRNI’s chief scientist regarding Neurotrope BioScience’s contract with the Icahn School of Medicine at Mt. Sinai Hospital for the use of bryostatin in the treatment of Niemann Pick disease.

In consideration for the February 2015 SOW, BRNI agreed to (a) use commercially reasonable efforts to enroll at least four (4) additional compassionate use or expanded access patients, in trials of BRNI’s Alzheimer’s therapeutic drug platform during the term of the SOW, (b) perform certain services requested by Neurotrope BioScience for the further development of BRNI’s Alzheimer’s therapeutic drug platform, (c) perform certain services for the further development of BRNI’s Alzheimer’s diagnostic test, (d) to the extent permitted by applicable law, transfer all of its rights and regulatory obligations, except for those relating to the compassionate use expanded access trials, associated with BRNI’s Investigative New Drug Application (IND) 71,276 to Neurotrope BioScience, (e) conduct initial research on the application of its PKC epsilon platform to treat Fragile X disease, (f) conduct initial research on polyunsaturated fatty acid derivatives for the purpose of developing a commercially usable PKC epsilon activator, and (g) provide assistance, advice and other similar services to Neurotrope BioScience regarding Neurotrope BioScience’s analysis of bryologs pursuant to Neurotrope BioScience’s agreement with Stanford University, for the purpose of developing a commercially usable PKC epsilon activator. Furthermore, BRNI agreed to transfer a certain amount of bryostatin drug substance and bryostatin kits containing drug substance for non-human use to a third-party for storage and handling for Neurotrope BioScience’s pre-clinical and clinical use, which was completed on March 10, 2015.

In order for BRNI to perform certain of the services described in (c) above, Neurotrope BioScience reimbursed a third party for services BRNI received from such third party in the amount of $150,000 in connection with BRNI’s former diagnostic trial program with such third party.

Under the BRNI License Agreement, Neurotrope BioScience received a license to certain technology, including rights relating to an in vitro test system based on examination of skin cells intended to predict the presence of Alzheimer’s disease in humans (the “AD Diagnostic Test”). Further, under the February 2015 SOW, Neurotrope BioScience’s rights to the technology associated with the AD Diagnostic Test automatically reverted to BRNI based on certain contractual conditions on July 10, 2015. The remaining terms and conditions of the BRNI License Agreement, including the license of technology associated with Neurotrope BioScience’s PKC activator research (such as bryostatin), remain in full force and effect, in accordance with the conditions thereof.

For the nine months ended September 30, 2015, Neurotrope BioScience incurred $1,852,428 in expenses relating to the February 2015 SOW and has recorded a payable of $200,000 on its balance sheet as of September 30, 2015.

See Note 4 for additional related party transactions.

Note 6 – Related Party Transactions and Licensing / Research Agreements:

Two directors of the Company, James Gottlieb and William Singer, are also directors of BRNI. One of those directors, Mr. Singer, is the president of BRNI. BRNI is a stockholder of a corporation, Neuroscience Research Ventures, Inc. (“NRVI”), which owned 37.6% of the Company's outstanding common stock as of December 31, 2014.

Effective October 31, 2012, Neurotrope BioScience executed a Technology License and Services Agreement with BRNI, a related party, and NRV II, LLC, another affiliate of BRNI (the “BRNI License Agreement”). Under the terms of the BRNI License Agreement, BRNI provides research services and granted Neurotrope BioScience the exclusive and nontransferable license right to certain patent and intellectual property which became effective upon the Neurotrope BioScience’s completion of a Series A Preferred Stock financing generating net proceeds to Neurotrope BioScience of at least $8,000,000 on February 28, 2013. The BRNI License Agreement terminates on the later of the date (a) the last of the licensed patent expires, is abandoned, or is declared unenforceable or invalid or (b) the last of the intellectual property enters the public domain.

The research services provided under the BRNI License Agreement commenced on April 2, 2012. The BRNI License Agreement requires Neurotrope BioScience to reimburse BRNI for services rendered (the “Services Reimbursement”) on a pro-rated, 30-month basis, with respect to the period of time elapsed from April 2, 2012 through the date of the Series A Preferred Stock financing on February 28, 2013. BRNI charged Neurotrope BioScience $266,666 from January 1, 2013 to February 28, 2013.

After the initial Series A Preferred Stock financing, the BRNI License Agreement requires Neurotrope BioScience to enter into scope of work agreements with BRNI as the preferred service provider, for any research and development services or other related scientific assistance and support services. Neurotrope BioScience is not permitted to engage any other person other than BRNI to perform research or development services or other related scientific assistance without prior written consent of BRNI, except under certain circumstances. BRNI and Neurotrope may agree to have a third party provide services identical or similar to such services to Neurotrope in the case where BRNI is demonstrably unable to do so or such third party is demonstrably in a superior position to do so.

In addition, the BRNI License Agreement requires the Company to pay BRNI a “Fixed Research Fee,” commencing the date that the Company completes a Series B Preferred Stock financing resulting in net proceeds of at least $25,000,000 (the “Series B Financing”). The fixed research fee is (a) a pro-rata amount of $1,000,000 in the year the Company completes such financing (b) $1,000,000 per year for five calendar years subsequent to such financing and (c) an annual fixed research fee in an amount to be negotiated and agreed upon no later than 90 days prior to the end of the fifth calendar year following the completion of such financing to be paid with respect to each remaining calendar year during the term of the BRNI License Agreement. The Company has not yet completed this Series B Financing (see Note 9) and, accordingly, no such fees are due.

The BRNI License Agreement also requires the payment of royalties ranging between 2% and 5% of the Company’s revenues generated from the licensed patents and other intellectual property, dependent upon the percentage ownership that NRVI holds in the Company. Under the BRNI License Agreement, the Company is required to prepay royalty fees at a rate of 5% of all investor funds raised in the Series A or Series B Preferred Stock financings or any subsequent rounds of financing prior to a public offering, less commissions. On March 25, 2013, the Company prepaid $409,549 in royalties under the BRNI License Agreement and paid the remainder due of $60,349 in July 2013 relating to the May 7, 2013 Series A Preferred Stock financing. On August 29, 2013, the Company paid $520,252 in prepaid royalties relating to the August 23, 2013 Series A Preferred Stock financing. On October 4, 2013, the Company paid $48,600 in prepaid royalties relating to the Series A Preferred Stock financing. These royalties were expensed in “general and administrative expenses – related party” in the statement of operations as there is no guarantee that sales will be achieved and royalties warranted.

Effective August 28, 2013, Neurotrope BioScience signed a statement of work (“SOW”) with BRNI pursuant to the BRNI License Agreement for the further development of its Alzheimer’s disease (“AD”) diagnostic product. Pursuant to the SOW, Neurotrope BioScience paid BRNI a total of $1,645,470 in 12 equal monthly installments of $137,123, payable on the first business day of each month. These payments are for operating expenses associated with BRNI’s diagnostic laboratories. Operating expenses that are incurred in excess of this total amount are the responsibility of BRNI unless prior approval is obtained from Neurotrope BioScience. The SOW may be extended if BRNI provides Neurotrope BioScience with two months advanced notice that the SOW objectives are not met within the initial 12 month period. As of December 31, 2014, BRNI did provide Neurotrope BioScience with the requisite notice to extend the term of the SOW. The parties have negotiated the terms of such extension.

Subsequent to the year ended December 31, 2014 and effective as of October 31, 2012, Neurotrope BioScience entered into an Amended and Restated Technology License and Services Agreement with BRNI and NRV II, LLC on February 4, 2015 (the “Amended and Restated BRNI License”). The agreement further amended and restated that certain Technology License and Services Agreement executed as of October 31, 2012. Pursuant to the Amended and Restated BRNI License, Neurotrope BioScience and BRNI entered into a new Statement of Work and Account Satisfaction Agreement dated February 4, 2015 (the “February 2015 SOW”). The February 2015 SOW is effective as of October 1, 2014 and continues until September 30, 2015. Neurotrope BioScience is obligated to pay $2.54 million pursuant to the February 2015 SOW (See Subsequent Events – Note 12). For the years ended December 31, 2014, Neurotrope BioScience incurred $600,000 in expenses relating to the February 2015 SOW, of which $400,000 was paid in 2014, and the remaining $200,000 was paid in 2015.

Effective November 13, 2013, Neurotrope BioScience agreed to another SOW with in which Neurotrope BioScience contracted for the further development of its AD therapeutic product. Pursuant to this SOW, Neurotrope BioScience paid BRNI $251,939 for related personnel and research services. Neurotrope BioScience expensed this entire amount in the year ended December 31, 2013. No additional expense relating to this SOW was incurred during the year ended December 31, 2014.

On March 12, 2014, Neurotrope BioScience signed an additional SOW with BRNI to continue pre-clinical activities relating to the commercialization of Neurotrope BioScience’s therapeutic product. Neurotrope BioScience paid BRNI the entire total pursuant to this SOW of approximately $465,000 for these services during the year ended December 31, 2014.